Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies [Abstract]
Schedule Of Provision For Contingencies

	2013	2012
Tax contingencies in Brazil (i).....................................................................	$2,235	$4,011
Labor contingencies in Brazil (ii).................................................................	9,484	14,256
Other (iii)...................................................................................................	10,622	9,551
Subtotal.......................................................................................................	22,341	27,818
Judicial deposits (iv)...................................................................................	(7,519)	(7,219)
Provision for contingencies .......................................................................	$14,822	$20,599

17.	Commitments and contingencies (continued)

Provision for contingencies (continued)

(i) Tax contingencies in Brazil. In 2013 and 2012 it mainly relates to tax on bank account transactions (CPMF), abolished in 2007. In 2011 it was mainly related to VAT special treatment for restaurants in Rio de Janeiro and taxes over the royalty payments. During fiscal year 2011, the Company recorded an accrual of $19,626, primarily related to a modification in the fiscal authorities’ interpretation regarding taxes impacting royalty payments; a reduction in the accrual of $14,790, corresponding to downwards revisions of the estimated settlement amounts of several claims (including VAT special treatment for restaurants in Rio de Janeiro) based on the opinion of the Company’s legal advisors; and a currency translation adjustment amounting to $(5,218). In addition, the Company made settlements totaling $8,255. During fiscal year 2012, the Company settled the contingency over royalty payments, paying $11,473 in cash. In addition, the Company entered into an amnesty program to settle the contingency related to VAT special treatment for restaurants in Rio de Janeiro in 18 equal monthly installments, commencing in May 2012, pursuant to which the Company reclassified $28,428 to “Accrued payroll and other liabilities” in the consolidated balance sheet. During fiscal year 2012, the Company also recorded an accrual of $3,770 and a currency translation adjustment amounting to $(2,327). In addition, during fiscal year 2012 there was an increase of $458 as a result of certain balance sheet reclassifications. During fiscal year 2013, the Company recorded an accrual of $13 and a currency translation adjustment amounting to $(527). In addition, the Company made certain balance sheet reclassifications totaling $(271) and settlements amounting to $991 that the Company will recover from McDonald’s Corporation.

(ii) Labor contingencies in Brazil. It primarily relates to dismissals in the normal course of business. During fiscal years 2013, 2012 and 2011, the Company recorded accruals of $12,714,  $10,751 and $8,211, respectively, primarily related to new dismissal claims and to increases on estimated future costs of outstanding claims; and a currency translation adjustment amounting to $(1,586),  $(930) and $(2,240), respectively. In addition, the Company made settlements totaling $15,900,  $15,211 and $19,781, respectively.

(iii) Other contingencies. It mainly relates to tax and labor contingencies in other countries. During fiscal years 2013, 2012 and 2011, the Company recorded accruals of $4,546,  $1,251 and $4,508, respectively; and a currency translation adjustment amounting $(2,160),  $(1,195) and $(1,026), respectively. In addition, the Company made settlements totaling $2,060,  $736 and $867, respectively. During fiscal year 2013, the Company made certain balance sheet reclassifications amounting to $745.

(iv) Judicial deposits. It primarily relates to judicial deposits the Company was required to make in connection with the proceedings in Brazil. During fiscal years 2013, 2012 and 2011, there were a net increase (decrease) amounting to $300,  $367 and $(20,521), respectively; including foreign currency translation for $(1,049),  $(671) and $(3,911), respectively.